Summary of accounting policies (Tables)	12 Months Ended
Dec. 31, 2025
Summary Of Significant Accounting Policies [Abstract]
Estimated Useful Life of Property, Plant and Equipment

Depreciation of assets is calculated using the straight-line method to allocate the cost of the assets, net of their residual values, over the estimated useful life of each component of an item of buildings and plant and machinery as follows:

• Buildings and fixtures	8-40 years
• Plant and machinery	3-15 years